Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Major Components of Income Tax Expense
5.1 Income tax expense

The major components of income tax expense are:

	2024 $’000	2023 $’000	2022 $’000
Consolidated Statements of Profit or Loss and Other Comprehensive Income
Current income tax charge / benefit	-	-	-
Adjustment for current tax relating to prior periods	-	-	-
Deferred income tax relating to the origination and reversal of temporary differences	-	-	-
	-	-	-

Reconciliation of Loss Before Tax to Income Tax Expense
	2024 $’000	2023 $’000	2022 $’000
The prima facie tax benefit on loss before tax differs from the income tax expense as follows:
Loss before tax	(221,083)	(79,223)	(47,821)
Benefit at the Irish statutory income tax rate of 25% (2023 and 2022: 30% at the Australian statutory income tax rate)*	55,271	23,767	14,346
Tax impact of:
Non-deductible expenses	(13,599)	(4,859)	(5,083)
Non-assessable income	1,796	-	-
Impact of different tax rates in foreign jurisdictions	8,641	29	54
Current year taxable losses and other temporary differences not recognized	(52,109)	(18,937)	(9,317)
Income tax expense	-	-	-

*
Carbon Revolution PLC is domiciled in Ireland pursuant to the Transaction. Prior comparatives reflect the Australian corporate tax rate of 30%, being the tax rate of Carbon Revolution Limited as predecessor. Refer to note 6.7 for details of the Transaction.

Deferred Tax Assets and Liabilities
5.3.1	Recognized deferred tax assets and liabilities in the Consolidated Statements of Financial Position

Deferred tax at June 30, 2024 relates to the following:

	2024 $’000	2023 $’000	2022 $’000
Deferred tax liabilities relating to temporary differences:
Intangible assets	-	(4,746)	(4,050)
Property, plant and equipment	-	(12,841)	(6,551)
Receivables	-	-	(25)
Right of use assets	-	(2,234)	(2,269)
Other	(1,567)	-	-
	(1,567)	(19,821)	(12,895)
Deferred tax assets related to temporary differences:
Provisions and accruals	805	6,981	3,785
Capital raising transaction costs	-	7,833	1,960
Tax losses	-	2,682	-
Lease liability	-	2,234	2,269
Other	762	91	89
Total	1,567	19,821	8,103
Net deferred tax liability	-	-	(4,792)
Less: temporary differences not previously recognized	-	-	4,792
Net deferred tax recognized in the Consolidated Statements of Financial Position	-	-	-

Unrecognized Deferred Tax Assets
5.3.2	Unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefit therefrom.
	2024 $’000	2023 $’000	2022 $’000

Provisions and accruals	8,433	-	-
Property, plant and equipment	15,535	-	-
Capital raising transaction costs	7,135	-	-
Other deductible temporary differences	3,283	-	-
Tax losses	66,793	51,843	38,730
R&D tax credits	34,883	27,948	22,969
FRT disallowed amounts	4,376	-	-
	140,438	79,791	61,699

Tax losses, R&D tax credits and FRT disallowed amounts
5.4	Carry forward unrecognized tax losses, research and development tax credits, and FRT disallowed amounts

Tax losses, R&D tax credits and FRT disallowed amounts for which no deferred tax asset was recognized expire as follows. The figures below reflect the post tax impact of each of these amounts.

	2024 $’000	Expiry date	2023 $’000	Expiry date	2022 $’000	Expiry date

Tax losses	66,793	-	51,843	-	38,730	-
R&D tax credits	34,883	-	27,948	-	22,969	-
FRT disallowed amounts	4,376	2039	-	-	-	-